Founder Preferred Shares Dividend Reserve (Details) € in Millions		3 Months Ended		12 Months Ended
	Jan. 02, 2019 shares	Mar. 31, 2019 EUR (€)	Mar. 31, 2018 EUR (€)	Dec. 31, 2018 EUR (€) $ / shares	Dec. 31, 2017 EUR (€) $ / shares
Disclosure of classes of share capital [line items]
Preference shares, dividend payment terms, weighted average share price, minimum term required		10 days	10 days	10 days
Percentage increase in dividend price	20.00%	20.00%
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares				$ 16.7538	$ 16.6516
Preferred share dividend equivalent (in shares)		140,220,619
Equity		€ 2,445.7	€ 1,934.6	$ 2,059.1	$ 1,852.6
Founder Entities | Ordinary shares
Disclosure of classes of share capital [line items]
Founder preferred shares annual dividend amount (in shares) | shares	171,092
Founder preferred shares dividend reserve | Founder Preferred shares
Disclosure of classes of share capital [line items]
Equity		€ 370.1		$ 372.6